Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.1	$ 0.5	$ 2.2	$ 0.9